JPMorgan Mid Cap Value Fund Class L Expense Example - L Shares [Member] - JPMorgan Mid Cap Value Fund Class L - Class L	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	$ 974